ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3.            ACCOUNTS RECEIVABLE

A significant percentage of contract value is billed upon the delivery of the equipment to our customers. Accounts billed represent billed amounts. Unbilled amounts represent sales for which billings have not been presented to customers at year end. (See Note 15)

Accounts receivable consisted of the following:

	2012	2011	2010
Amount billed	$8,709,121	$10,521,420	17,226,713
Retainage, subsequent to completion of contracts and acceptance by the owners	1,247,243	3,289,119	2,070,188
Accounts receivable	9,956,364	13,810,539	19,296,901
Less: Allowance for doubtful accounts	(1,873,805)	(1,502,862)	(1,392,727)
Accounts receivables, net	$8,082,559	$12,307,677	17,904,174

Retainage, with respect to accounts receivable, is the balance invoiced but not paid by customers pursuant to retainage provisions in long-term contracts due upon completion of the contracts and acceptance by the customer after an evaluation period to determine that the machine is operating in accordance with the sales contractual agreement. Retainage not invoiced, and prior to the completion of the customary evaluation period accorded to customer, is accounted for as costs and estimated earnings and billings.